Income Taxes (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Jan. 02, 2015	Oct. 03, 2014	Jul. 04, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013	Oct. 02, 2015	Oct. 03, 2014	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Entity Information [Line Items]
Domestic entities												$ 416,206	$ 396,160	$ 426,338
Entities outside the U.S.												12,502	4,116	4,885
Total	$ 88,132	$ 99,786	$ 90,546	$ 126,044	$ 112,332	$ 49,361	$ 96,569	$ 138,164	$ 116,182	$ 197,493	$ 238,376	428,708	400,276	431,223
Current provision (benefit)
Federal												131,706	118,770	113,965
State												27,329	17,453	16,786
Foreign												4,576	2,644	2,481
Total Current												163,611	138,867	133,232
Deferred provision (benefit)
Federal												(3,215)	4,159	22,889
State												600	3,532	5,711
Total Deferred												(2,615)	7,691	28,600
Total income tax expense	$ 35,407			$ 47,531						$ 77,798	$ 88,796	$ 160,996	$ 146,558	$ 161,832
Difference between the U.S. federal statutory tax rate and effective tax rate [Abstract]
Statutory rate (as a percent)												35.00%	35.00%	35.00%
State income tax, net of federal tax (as a percent)												4.20%	4.30%	4.20%
Noncontrolling interest (as a percent)												(1.10%)	(1.90%)	(1.50%)
Other items, net (as a percent)												(0.50%)	(0.80%)	(0.20%)
Effective tax rate (as a percent)	40.20%			37.70%						39.40%	37.30%	37.60%	36.60%	37.50%
Deferred tax assets
Employee benefits		36,583				51,943						$ 36,583	$ 51,943
Accrued expenses		7,217				5,457						7,217	5,457
Tax credit carry forwards		3,544				5,068						3,544	5,068
Other assets		8,121				8,692						8,121	8,692
Total deferred tax assets		55,465				71,160						55,465	71,160
Valuation allowance		(1,438)				(917)						(1,438)	(917)
Net deferred tax assets		54,027				70,243						54,027	70,243
Deferred tax liabilities
Depreciation and amortization		(94,624)				(95,201)						(94,624)	(95,201)
Contract accounting		(45,007)				(50,954)						(45,007)	(50,954)
Investment basis differences		(16,286)				(21,958)						(16,286)	(21,958)
Deferred at risk project costs		(49,103)				(53,149)						(49,103)	(53,149)
Prepaid expenses		(2,304)				(2,842)						(2,304)	(2,842)
Total deferred tax liabilities		(207,324)				(224,104)						(207,324)	(224,104)
Net deferred tax liability		$ (153,297)				$ (153,861)						$ (153,297)	$ (153,861)